PROPERTY AND EQUIPMENT (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Depreciation and amortization	$ 334,277	$ 330,543	$ 423,340	$ 484,151